FEDERAL AND STATE INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of components of income tax expense (benefit)

 The following table presents components of income tax expense attributable to continuing operations for the years ended December 31, 2014, 2013 and 2012 (dollars in thousands):

	2014	2013	2012
Current	$3,011	$915	$2,256
Deferred	545	1,785	784
Total provision for income taxes	$3,556	$2,700	$3,040

Deferred tax effects of principal temporary differences	2014	2013	2012
Allowance for possible loan losses	$3,055	$3,309	$3,392
Deferred compensation	2,557	2,516	2,420
Write down of other real estate	9	314	1,152
Deferred gain on OREO sale	-	188	202
Amortization of core deposit intangible	(1,577)	(272)	423
Recognition of nonaccrual loan income	129	111	152
Unrealized gains (losses) on available-for-sale securities	2,124	6,613	(2,212)
Post retirement benefit obligation	986	890	2,857
Accelerated depreciation	(973)	(822)	(630)
Amortization of goodwill	(1,109)	(2,591)	(2,376)
Alternative minimum tax	-	-	402
Dividend income - F&M West	-	(372)	(219)
Prepaid expense	(135)	(178)	(185)
Other	31	240	(370)
Net deferred tax asset	$5,097	$9,946	$5,008

Reconciliation of total income taxes reported with the amount of income taxes computed at the Federal statutory rate (34% each year)	2014	2013	2012
Tax expense at statutory rate	$4,692	$4,191	$4,236
Increase (decrease) in taxes resulting from:
Tax exempt interest	(1,060)	(1,144)	(1,275)
Nondeductible interest expense	14	18	29
Employee benefits	(128)	(196)	(240)
Other nondeductible expenses	38	11	32
State income taxes net of federal tax benefit	-	-	41
Dividend income exclusion	-	-	(1)
Other	-	(180)	218
Total provision for income taxes	$3,556	$2,700	$3,040
Effective tax rate	25.8%	21.9%	24.4%